GENERAL (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 11, 2026 USD ($)	Feb. 10, 2026 $ / shares shares	Feb. 10, 2026 USD ($) $ / shares shares	Jul. 17, 2026 USD ($)	Apr. 17, 2025 USD ($)	Jun. 30, 2026 USD ($)	Apr. 21, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($) [1]	Jun. 30, 2026 ₪ / shares	Jun. 30, 2026 USD ($) $ / shares shares	Dec. 31, 2025 ₪ / shares	Dec. 31, 2025 USD ($) shares
Disclosure of detailed information about business combination [line items]
Operating loss								$ 5,387	$ 4,853
Loss from discontinued operations								(492)	(3,579)
Proceeds from issuance of ordinary shares in warrant inducement transaction, net of issuance expenses								3,206	0
Net operating cash outflows								(4,928)	(7,483)
Accumulated deficit											$ (290,194)		$ (282,556)
Ordinary shares issued | shares											13,535,843		8,718,193
Ordinary shares per share | ₪ / shares										₪ 0.2		₪ 0.2
Gross proceeds from ordinary shares								805	4,283
Finance costs								4,045	1,011
Finance income								2,304	$ 1,839
Amount from redeem SAFE					$ 10,000
Warrants [member]
Disclosure of detailed information about business combination [line items]
Finance costs								3,811
Finance income								2,108
Inducement Letter Agreement [Member] | Warrants [member]
Disclosure of detailed information about business combination [line items]
Number of underlying ordinary shares purchased | shares		3,384,616	3,384,616
Reduced exercise price | $ / shares		$ 1	$ 1
Exercise price per warrant | $ / shares		$ 1.25
Inducement Letter Agreement [Member] | New Warrants [Member]
Disclosure of detailed information about business combination [line items]
New ordinary share purchase warrants | shares		5,076,924	5,076,924
Proceeds from issuance of ordinary shares in warrant inducement transaction, net of issuance expenses			$ 3,385
Biomica Ltd [Member]
Disclosure of detailed information about business combination [line items]
Dividend distributed to shareholders						$ 2,700
Dividends paid to non-controlling interests						1,350
ATM offering [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued | shares											1,431,386
Sell price per share | $ / shares											$ 0.582
Gross proceeds from ordinary shares								$ 833
Aggregate offering price	$ 2,927			$ 3,288
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Dividend distributed to shareholders						4,250
Dividends paid to non-controlling interests						$ 1,322
Lavie Bio Ltd [Member] | ICL Group [Member]
Disclosure of detailed information about business combination [line items]
Consideration received for sale of project							$ 15,250
Evogene’s Microboost Ai Tech-engine [Member] | ICL Group [Member]
Disclosure of detailed information about business combination [line items]
Consideration received for sale of project							$ 3,464

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.